United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR
                         Certified Shareholder Report of
               Registered Management Investment Companies




                                    811-10625

                      (Investment Company Act File Number)


                          Federated Core Trust II, L.P.
    ---------------------------------------------------------------

           (Exact Name of Registrant as Specified in Charter)



                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000


                                 (412) 288-1900
                         (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)






       Date of Fiscal Year End: 11/30/06


        Date of Reporting Period: Six months ended May 31, 2006







Item 1.     Reports to Stockholders


CAPITAL APPRECIATION CORE FUND

SEMI-ANNUAL SHAREHOLDER REPORT
May 31, 2006

FINANCIAL HIGHLIGHTS

SHAREHOLDER EXPENSE EXAMPLE

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

PORTFOLIO OF INVESTMENTS

STATEMENT OF ASSETS AND LIABILITIES

STATEMENT OF OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

NOTES TO FINANCIAL STATEMENTS

EVALUATION AND APPROVAL OF ADVISORY CONTRACT

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

QUARTERLY PORTFOLIO SCHEDULE







































              NOT FDIC INSURED  MAY LOSE VALUE  NO BANK GUARANTEE

FINANCIAL HIGHLIGHTS


(For a Share Outstanding Throughout Each Period)

                                                     SIX MONTHS             YEAR ENDED NOVEMBER 30,         PERIOD
                                                          ENDED                                              ENDED
                                                    (unaudited)
                                                      5/31/2006              2005          2004         11/30/2003 1
NET ASSET VALUE, BEGINNING OF PERIOD                     $11.95            $11.21        $10.14             $10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                      0.12 2            0.22 2        0.25               0.01
Net realized and unrealized gain on investments            0.17              0.52          0.82               0.13
 TOTAL FROM INVESTMENT OPERATIONS                          0.29              0.74          1.07               0.14
NET ASSET VALUE, END OF PERIOD                           $12.24            $11.95        $11.21             $10.14
TOTAL RETURN3                                              2.43 %            6.60 %       10.55 %             1.40 %

RATIOS TO AVERAGE NET ASSETS:
Net expenses                                               0.05 %4,5         0.05 %5       0.05 %             0.05 %4
Net investment income                                      1.92 %4           1.89 %        2.09 %             2.21 %4
Expense waiver/reimbursement6                              0.13 %4           0.11 %        0.08 %             0.49 %4
SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                $150,784          $162,139      $197,818           $185,555
Portfolio turnover                                           72 %              51 %          55 %                8 %

1 Reflects operations for the period from October 28, 2003 (date of initial investment) to November 30, 2003.
2 Based on average shares outstanding.
3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.
4 Computed on an annualized basis.
5 The expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements.
  The expense ratios for the six months ended May 31, 2006 and the year ended November 30, 2005 are 0.05% and 0.05%, respectively, after taking into account these expense reductions.
6 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

SHAREHOLDER EXPENSE EXAMPLE


As a shareholder of the Fund, you incur ongoing costs, to the extent applicable, management fees, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2005 to May 31, 2006.

ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                                                            BEGINNING            ENDING      EXPENSES PAID
                                                        ACCOUNT VALUE     ACCOUNT VALUE     DURING PERIOD1
                                                            12/1/2005         5/31/2006
ACTUAL                                                         $1,000         $1,024.30              $0.25
HYPOTHETICAL (ASSUMING A 5% RETURN BEFORE EXPENSES)            $1,000         $1,024.68              $0.25

1 Expenses are equal to the Fund's annualized net expense ratio of 0.05%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

PORTFOLIO OF INVESTMENTS SUMMARY TABLE


At May 31, 2006, the Fund's sector composition1 was as follows:

 SECTOR                                   PERCENTAGE OF
                                       TOTAL NET ASSETS
 Health Care                                      18.5%
 Information Technology                           14.1%
 Financials                                       13.1%
 Energy                                           12.1%
 Industrials                                      11.3%
 Consumer Staples                                  8.9%
 Consumer Discretionary                            6.2%
 Telecommunication Services                        5.0%
 Utilities                                         3.9%
 Materials                                         2.9%
 Cash Equivalents2                                 3.9%
 Other Assets and Liabilities-Net3                 0.1%
  TOTAL                                          100.0%

1 Except for Cash Equivalents and Other Assets and Liabilities-Net, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the adviser assigns a classification to securities not classified by the GICS and to securities for which the adviser does not have access to the classification made by the GICS.
2 Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
3 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

PORTFOLIO OF INVESTMENTS


May 31, 2006 (unaudited)

     SHARES                                                     VALUE
                COMMON STOCKS-96.0%
                CONSUMER DISCRETIONARY-6.2%
     71,800     McDonald's Corp.                         $  2,381,606
     34,300     Nike, Inc., Class B                         2,754,633
     45,100     Target Corp.                                2,206,292
     32,400     Wendy's International, Inc.                 1,953,072
                 TOTAL                                      9,295,603
                CONSUMER STAPLES-8.9%
     53,200     Altria Group, Inc.                          3,849,020
     64,700     Diageo PLC, ADR                             4,282,493
     43,800     General Mills, Inc.                         2,272,782
     44,900     PepsiCo, Inc.                               2,714,654
     10,600   1 Smithfield Foods, Inc.                        294,786
                 TOTAL                                     13,413,735
                ENERGY-12.1%
     38,300     Apache Corp.                                2,484,904
     87,064     Exxon Mobil Corp.                           5,303,068
     36,500     GlobalSantaFe Corp.                         2,194,745
     29,600   1 Transocean Sedco Forex, Inc.                2,408,552
     54,200   1 Weatherford International Ltd.              2,820,568
     74,200     XTO Energy, Inc.                            3,058,524
                 TOTAL                                     18,270,361
                FINANCIALS-13.1%
     55,500     Ace Ltd.                                    2,873,235
     65,104     Allstate Corp.                              3,581,371
     83,416     American International Group, Inc.          5,071,693
     77,265     Citigroup, Inc.                             3,809,165
     30,500     Merrill Lynch & Co., Inc.                   2,208,505
     37,500     Morgan Stanley                              2,235,750
                 TOTAL                                     19,779,719
                HEALTH CARE-18.5%
     47,700   1 Amgen, Inc.                                 3,224,043
     58,900     AstraZeneca PLC, ADR                        3,118,166
     81,200   1 Forest Laboratories, Inc., Class A          3,043,376
     13,700   1 Gilead Sciences, Inc.                         785,421
     35,200     Johnson & Johnson                           2,119,744
     30,400     McKesson HBOC, Inc.                         1,504,800
     50,000   1 Medimmune, Inc.                             1,591,000
     57,800     Novartis AG, ADR                            3,206,744
     50,541     Pfizer, Inc.                                1,195,800
     65,500     Shire PLC, ADR                              2,894,445
     38,900   1 St. Jude Medical, Inc.                      1,326,490
     85,100     Wyeth                                       3,892,474
                 TOTAL                                     27,902,503
                INDUSTRIALS-11.3%
     43,400     Avery Dennison Corp.                        2,577,526
     27,900     Deere & Co.                                 2,388,240
     79,600   1 Foster Wheeler Ltd.                         3,522,300
     57,700     Northrop Grumman Corp.                      3,732,036
     77,200     United Technologies Corp.                   4,826,544
                 TOTAL                                     17,046,646

    SHARES OR                                                                                                                  VALUE
    PRINCIPAL
    AMOUNT
                  COMMON STOCKS-continued
                  INFORMATION TECHNOLOGY-14.1%
      135,700     Applied Materials, Inc.                                                                              $   2,294,687
      113,000   1 Cadence Design Systems, Inc.                                                                             2,038,520
       82,900   1 Cisco Systems, Inc.                                                                                      1,631,472
      294,900   1 EMC Corp. Mass                                                                                           3,774,720
       31,400     IBM Corp.                                                                                                2,508,860
       26,500     Linear Technology Corp.                                                                                    894,375
      119,500     Microsoft Corp.                                                                                          2,706,675
      111,000   1 Oracle Corp.                                                                                             1,578,420
       30,500     SAP AG, ADR                                                                                              1,605,215
      158,900   1 Xerox Corp.                                                                                              2,181,697
                   TOTAL                                                                                                  21,214,641
                  MATERIALS-2.9%
       29,000     Alcan, Inc.                                                                                              1,518,150
       91,000     Alcoa, Inc.                                                                                              2,886,520
                   TOTAL                                                                                                   4,404,670
                  TELECOMMUNICATION SERVICES-5.0%
      157,600     AT&T, Inc.                                                                                               4,107,056
      102,300     BellSouth Corp.                                                                                          3,454,671
                   TOTAL                                                                                                   7,561,727
                  UTILITIES-3.9%
       48,400     Consolidated Edison Co.                                                                                  2,134,440
       43,100     FirstEnergy Corp.                                                                                        2,259,302
       26,400     TXU Corp.                                                                                                1,512,720
                   TOTAL                                                                                                   5,906,462
                   TOTAL COMMON STOCKS                                                                                   144,796,067
                   (IDENTIFIED COST $133,399,947)
                  REPURCHASE AGREEMENT-3.9%
  $ 5,916,000     Interest in $3,100,000,000 joint repurchase agreement 5.05%, dated 5/31/2006 under which UBS             5,916,000
                  Securities LLC will repurchase a U.S. Treasury security and U.S. Government Agency securities with various maturities to 5/25/2036 for $3,100,434,861 on 6/1/2006. The market value of the underlying securities at the end of the period was $3,177,005,067. (AT COST)
                   TOTAL INVESTMENTS-99.9%                                                                               150,712,067
                   (IDENTIFIED COST $139,315,947)2
                   OTHER ASSETS AND LIABILITIES - NET-0.1%                                                                    72,245
                   TOTAL NET ASSETS-100%                                                                               $ 150,784,312

1 Non-income producing security.
2 Also represents cost for federal tax purposes.
Note: The categories of investments are shown as a percentage of total net assets at May 31, 2006.

The following acronym is used throughout this portfolio:

 ADR -American Depositary Receipt
See Notes which are an integral part of the Financial Statements

STATEMENT OF ASSETS AND LIABILITIES


May 31, 2006 (unaudited)

ASSETS:
Total investments in securities, at value (identified cost $139,315,947)                                               $ 150,712,067
Cash                                                                                                                             841
Income receivable                                                                                                            248,687
Receivable for investments sold                                                                                            3,182,969
 TOTAL ASSETS                                                                                                            154,144,564
LIABILITIES:
Payable for investments purchased                                                                    $ 3,324,980
Payable for custodian fees                                                                                 2,640
Payable for transfer and dividend disbursing agent fees and expenses                                       3,245
Payable for Directors'/Trustees' fee                                                                         879
Payable for portfolio accounting fees                                                                      8,405
Accrued expenses                                                                                          20,103
 TOTAL LIABILITIES                                                                                                         3,360,252
Net assets for 12,321,022 shares outstanding                                                                           $ 150,784,312
NET ASSETS CONSIST OF:
Paid-in capital                                                                                                        $ 112,050,098
Net unrealized appreciation of investments                                                                                11,396,120
Accumulated net realized gain on investments                                                                              17,855,420
Undistributed net investment income                                                                                        9,482,674
 TOTAL NET ASSETS                                                                                                      $ 150,784,312
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE
$150,784,312 {divide} 12,321,022 shares outstanding, no par value, unlimited shares authorized                                $12.24

See Notes which are an integral part of the Financial Statements

STATEMENT OF OPERATIONS


Six Months Ended May 31, 2006 (unaudited)

INVESTMENT INCOME:
Dividends (net of foreign taxes withheld of $8,863)                                                      $  1,453,197
Interest                                                                                                      105,587
 TOTAL INCOME                                                                                               1,558,784
EXPENSES:
Administrative personnel and services fee (Note 5)                                  $   74,795
Custodian fees                                                                           6,921
Transfer and dividend disbursing agent fees and expenses                                 6,907
Directors'/Trustees' fees                                                                3,147
Auditing fees                                                                            9,931
Legal fees                                                                               2,664
Portfolio accounting fees                                                               24,066
Insurance premiums                                                                       3,853
Taxes                                                                                   12,491
Miscellaneous                                                                              841
 TOTAL EXPENSES                                                                        145,616
WAIVER, REIMBURSEMENT AND EXPENSE REDUCTION (NOTE 5):
Waiver of administrative personnel and services fee             $ (74,795 )
Reimbursement of other operating expenses                         (27,470 )
Fees paid indirectly from directed brokerage arrangements          (1,978 )
 TOTAL WAIVER, REIMBURSEMENT AND EXPENSE REDUCTION                                    (104,243 )
Net expenses                                                                                                   41,373
Net investment income                                                                                       1,517,411
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments                                                                            8,528,423
Net change in unrealized appreciation of investments                                                       (6,100,339 )
Net realized and unrealized gain on investments                                                             2,428,084
Change in net assets resulting from operations                                                           $  3,945,495

See Notes which are an integral part of the Financial Statements

STATEMENT OF CHANGES IN NET ASSETS




                                                                                              SIX MONTHS
                                                                                                   ENDED              YEAR ENDED
                                                                                             (unaudited)              11/30/2005
                                                                                               5/31/2006
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income                                                                      $   1,517,411           $   3,379,701
Net realized gain on investments                                                               8,528,423               5,684,190
Net change in unrealized appreciation/depreciation of investments                             (6,100,339 )             2,406,695
 CHANGE IN NET ASSETS RESULTING FROM OPERATIONS                                                3,945,495              11,470,586
SHARE TRANSACTIONS:
Withdrawals                                                                                  (15,300,000 )           (47,150,000 )
Change in net assets                                                                         (11,354,505 )           (35,679,414 )
NET ASSETS:
Beginning of period                                                                          162,138,817             197,818,231
End of period (including undistributed net investment income of $9,482,674 and             $ 150,784,312           $ 162,138,817
$7,965,263, respectively)

See Notes which are an integral part of the Financial Statements

NOTES TO FINANCIAL STATEMENTS


May 31, 2006 (unaudited)

1. ORGANIZATION
Capital Appreciation Core Fund (the "Fund") is a diversified portfolio of Federated Core Trust II, L.P. (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "Act"). The Trust is a limited partnership that was established under the laws of the State of Delaware on November 13, 2000 and offered only to registered investment companies and other accredited investors. The Trust consists of three portfolios. The financial statements included herein are only those of the Fund. The investment objective of the Fund is to provide capital appreciation.

2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.


INVESTMENT VALUATION
Listed equity securities are valued at the last sale price or official closing price reported on a national securities exchange. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. The Fund generally values short-term securities according to prices furnished by an independent pricing service, except that short-term securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost, which approximates fair market value. Prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Directors (the "Directors").


REPURCHASE AGREEMENTS
It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.


INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS
Interest income and expenses are accrued daily. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. All net income and gain/loss (realized and unrealized) will be allocated daily to the shareholders based on their capital contributions to the Fund. The Fund does not currently intend to declare and pay distributions.


FEDERAL TAXES
As a partnership, the Fund is not subject to U.S. federal income tax. Instead, each investor reports separately on its own federal income tax return its allocated portion of the Fund's income, gains, losses, deductions and credits.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS
The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.


USE OF ESTIMATES
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.


OTHER
Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. CONTRIBUTIONS/WITHDRAWALS
Transactions in shares were as follows:

                                                           SIX MONTHS         YEAR ENDED 11/30/2005
                                                                ENDED
                                                            5/31/2006
Fair value of withdrawals                                  (1,242,120 )                  (4,089,855 )
 TOTAL CHANGE RESULTING FROM CONTRIBUTIONS/WITHDRAWALS     (1,242,120 )                  (4,089,855 )

4. FEDERAL TAX INFORMATION

At May 31, 2006, the cost of investments for federal tax purposes was $139,315,947. The net unrealized appreciation of investments for federal tax purposes was $11,396,120. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $14,843,793 and net unrealized depreciation from investments for those securities having an excess of cost over value of $3,447,673.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER FEE
Federated Investment Counseling is the Fund's investment adviser (the "Adviser"), subject to the oversight of the Directors. The Adviser provides investment adviser services at no fee. The Adviser may voluntarily choose to reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary reimbursement at any time at its sole discretion.


ADMINISTRATIVE FEE
Federated Administrative Services, Inc. (FASI), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FASI is based on the average aggregate daily net assets of the Trust as specified below:

 MAXIMUM                AVERAGE AGGREGATE DAILY NET ASSETS
 ADMINISTRATIVE FEE     OF THE TRUST
 0.150%                 on the first $5 billion
 0.125%                 on the next $5 billion
 0.100%                 on the next $10 billion
 0.075%                 on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio. FASI may voluntarily choose to waive any portion of its fee. FASI can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended May 31, 2006, FASI voluntarily waived its entire fee. For the six months ended May 31, 2006, the net fee paid to FASI was $0.


EXPENSE REDUCTION
The Fund directs portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the six months ended May 31, 2006, the Fund's expenses were reduced by $1,978 under these arrangements.


GENERAL
Certain of the Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended May 31, 2006, were as follows:

 Purchases       $ 110,255,183
 Sales           $ 127,863,696

7. LEGAL PROCEEDINGS
Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

EVALUATION AND APPROVAL OF ADVISORY CONTRACT


The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2006. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. The Fund is distinctive in that it is designed for the efficient management of a particular asset class and is made available for investment only to other Federated funds and a limited number of other accredited investors. In addition, the Adviser does not charge an investment advisory fee for its services although it or its affiliates may receive compensation for managing assets invested in the Fund.

Prior to the meeting, the Adviser had recommended that the Federated Funds appoint a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated Fund. The Senior Officer appointed by the Funds has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below, which the Board considered, along with other information, in deciding to approve the advisory contract.

As previously noted, the Adviser does not charge an investment advisory fee for its services; however, the Board did consider compensation and benefits received by the Adviser, including fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades. The Board is also familiar with judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for like services and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these considerations and was guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board has received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance, and comments on the reasons for performance; the Fund's investment objectives; the Fund's overall expense structure; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. Because the Adviser does not charge an investment advisory fee for its services, these reports generally cover fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive non-advisory fees and/or reimburse other expenses and have indicated to the Board their intention to do so in the future, where appropriate.

The Board also reviewed profitability information for Federated and other publicly held fund management companies, provided by the Senior Officer, who noted the limited availability of such information, and concluded that Federated's profit margins did not appear to be excessive.

The Senior Officer also made recommendations relating to the organization and availability of data and verification of processes for purposes of implementing future evaluations which the Adviser has agreed to implement.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were relevant to every Federated fund, nor did the Board consider any one of them to be determinative. In particular, due to the unusual nature of the Fund as primarily an internal product with no advisory fee, the Board does not consider the assessment of whether economies of scale would be realized if the Fund were to grow to some sufficient size to be relevant. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES


A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from the EDGAR database on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE


The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.).

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.








Cusip 31409R201

31869 (7/06)


EMERGING MARKETS FIXED INCOME CORE FUND





SEMI-ANNUAL SHAREHOLDER REPORT
May 31, 2006

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE










NOT FDIC INSURED    MAY LOSE VALUE      NO BANK GUARANTEE

FINANCIAL HIGHLIGHTS


(For a Share Outstanding Throughout Each Period)

                                            SIX MONTHS                  YEAR ENDED NOVEMBER 30,                     PERIOD
                                                 ENDED                                                               ENDED
                                           (unaudited)
                                             5/31/2006           2005              2004             2003         11/30/2002   1
NET ASSET VALUE, BEGINNING OF PERIOD            $18.08           $15.91           $14.39           $10.98             $10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                             0.65   2         1.29   2         0.91             0.85               0.83
Net realized and unrealized gain (loss)          (0.21   )         0.88             0.61             2.56               0.15
on investments, options, futures
contracts and foreign currency
transactions
TOTAL FROM INVESTMENT OPERATIONS                  0.44             2.17             1.52             3.41               0.98
NET ASSET VALUE, END OF PERIOD                  $18.52           $18.08           $15.91           $14.39             $10.98
TOTAL RETURN3                                     2.43   %        13.64   %        10.56   %        31.06   %           9.80   %

RATIOS TO AVERAGE NET ASSETS:
Net expenses                                      0.05  %4         0.05   %         0.05   %         0.05   %           0.05  %4
Net investment income                             6.94  %4         7.54   %         7.80   %         8.85   %          10.58  %4
Expense waiver/reimbursement5                     0.09  %4         0.08   %         0.21   %         0.23   %           0.42  %4
SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)       $315,027         $350,521         $146,778         $131,056            $80,515
Portfolio turnover                                  26   %           23   %           54   %           97   %            178   %

1 Reflects operations for the period from January 14, 2002 (date of initial investment) to November 30, 2002.
2 Based on average shares outstanding.
3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.
4 Computed on an annualized basis.
5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements

SHAREHOLDER EXPENSE EXAMPLE


As a shareholder of the Fund, you incur ongoing costs, to the extent applicable, management fees, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2005 to May 31, 2006.

ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                                                            BEGINNING            ENDING      EXPENSES PAID
                                                        ACCOUNT VALUE     ACCOUNT VALUE     DURING PERIOD1
                                                            12/1/2005         5/31/2006
ACTUAL                                                         $1,000         $1,024.30          $0.25
HYPOTHETICAL (ASSUMING A 5% RETURN BEFORE EXPENSES)            $1,000         $1,024.68          $0.25

   1 Expenses are equal to the Fund's annualized net expense ratio of 0.05%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

PORTFOLIO OF INVESTMENTS SUMMARY TABLE


At May 31, 2006 the Fund's issuer country and currency exposure composition1 were as follows:

COUNTRY                                 COUNTRY EXPOSURE AS             CURRENCY EXPOSURE AS A
                                            A PERCENTAGE OF     PERCENTAGE OF TOTAL NET ASSETS
                                           TOTAL NET ASSETS
Russia                                                18.8%                               0.0%
Brazil                                                13.7%                               0.0%
Mexico                                                12.2%                               7.8%
Philippines                                            8.8%                               0.0%
Venezuela                                              7.7%                               0.0%
Turkey                                                 5.9%                               0.0%
Peru                                                   4.4%                               0.0%
Colombia                                               3.0%                               0.0%
Kazakhstan                                             3.0%                               0.0%
Indonesia                                              2.2%                               0.0%
Argentina                                              2.0%                               0.0%
El Salvador                                            1.1%                               0.0%
Hong Kong                                              0.7%                               0.0%
Guatemala                                              0.6%                               0.0%
Uruguay                                                0.6%                               0.0%
Ukrainan SSR                                           0.4%                               0.0%
United States2                                         0.0%                              77.3%
Cash Equivalents3                                     12.1%                              12.1%
Other Assets and Liabilities - Net4                    2.8%                               2.8%
  TOTAL                                              100.0%                             100.0%

1 This table depicts the Fund's exposure to various countries and currencies through its investment in foreign fixed income securities. With respect to foreign corporate fixed income securities, country allocations are based primarily on the country in which the issuing company (the "Issuer") is incorporated. However, the Fund's adviser may allocate the Issuer to a country based on other factors such as the location of the Issuer's office, the location of the principal trading market for the Issuer's securities or the country from which a majority of the Issuer's revenue is derived.
2 Consists of non-U.S. dollar denominated fixed income securities issued by an entity domiciled in the United States.
3 Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements. This does not include cash held in the Fund that is denominated in foreign currencies. See the Statement of Assets and Liabilities for information regarding the Fund's foreign cash position.
4 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

PORTFOLIO OF INVESTMENTS


May 31, 2006 (unaudited)

    PRINCIPAL AMOUNT                                                                                                        VALUE IN
                                                                                                                        U.S. DOLLARS
                         CORPORATE BONDS-27.5%
                         BANKING-3.6%
  $        2,550,000   1 Kazkommerts International BV, Company Guarantee, Series 144A, 8.00%, 11/3/2015               $    2,550,000
           2,500,000   1 Turanalem Finance BV, Bank Guarantee, 8.50%, 2/10/2015                                            2,543,750
           3,000,000   1 Turanalem Finance BV, Series 144A, 7.75%, 4/25/2013                                               2,985,000
           3,500,000   1 VTB Capital SA, Bond, 6.25%, 6/30/2035                                                            3,395,000
                           TOTAL                                                                                          11,473,750
                         BROADCAST RADIO & TV-1.4%
           3,800,000     Grupo Televisa S.A., Sr. Note, 8.50%, 3/11/2032                                                   4,387,670
                         CHEMICALS & PLASTICS-0.4%
           1,250,000     Braskem SA, Series REGS, 11.75%, 1/22/2014                                                        1,450,000
                         CONTAINER & GLASS PRODUCTS-0.8%
             600,000     Vicap SA, Sr. Note, Series EXCH, 11.375%, 5/15/2007                                                 577,500
           1,950,000   1 Vitro SA, Note, Series 144A, 11.75%, 11/1/2013                                                    1,852,500
                           TOTAL                                                                                           2,430,000
                         HOTELS, MOTELS, INNS & CASINOS-0.8%
           2,500,000   1 Grupo Posadas SA de C.V., Sr. Note, 8.75%, 10/4/2011                                              2,537,500
                         LEISURE & ENTERTAINMENT-0.7%
           1,100,000   1 Galaxy Entertainment Finance Co. Ltd., Company Guarantee, 9.655%, 12/15/2010                      1,155,000
             900,000   1 Galaxy Entertainment Finance Co. Ltd., Company Guarantee, 9.875%, 12/15/2012                        945,000
                           TOTAL                                                                                           2,100,000
                         METALS & MINING-1.4%
           3,350,000   1 Adaro Finance BV, Company Guarantee, Series 144A, 8.50%, 12/8/2010                                3,425,375
             900,000     Grupo Minero Mexico, 9.25%, 4/1/2028                                                              1,026,000
                           TOTAL                                                                                           4,451,375
                         OIL & GAS-8.5%
          10,850,000   1 Gaz Capital SA, Note, Series 144A, 8.625%, 4/28/2034                                             12,735,188
           4,960,000   1 Gazprom, Note, Series 144A, 9.625%, 3/1/2013                                                      5,741,200
           7,180,000   1 Petrozuata Finance, Inc., Company Guarantee, Series 144A, 8.22%, 4/1/2017                         6,856,900
           1,420,000   1 Tengizchevroil LLP, Series 144A, 6.124%, 11/15/2014                                               1,398,700
                           TOTAL                                                                                          26,731,988
                         SOVEREIGN-2.2%
           5,750,000   1 Aries Vermogensverwaltng, Credit-Linked Note, Series 144A, 9.60%, 10/25/2014                      7,071,616
                         STEEL-2.1%
           2,700,000   1 CSN Islands IX Corp., Sr. Note, Series 144A, 10.00%, 1/15/2015                                    3,057,750
           3,200,000   1 CSN Islands VIII Corp., Company Guarantee, Series 144A, 9.75%, 12/16/2013                         3,464,000
                           TOTAL                                                                                           6,521,750
                         TELECOMMUNICATIONS & CELLULAR-4.5%
           9,500,000     America Movil S.A. de C.V., Bond, 9.00%, 1/15/2016                                                  787,224
             791,000     Axtel SA, 11.00%, 12/15/2013                                                                        885,920
           3,000,000   1 Mobile Telesystems, Series 144A, 8.375%, 10/14/2010                                               3,071,250
           5,400,000     Philippine Long Distance Telephone Co., Sr. Unsub., 11.375%, 5/15/2012                            6,547,500
           3,000,000     Telefonos de Mexico, Note, Series WI, 5.50%, 1/27/2015                                            2,783,790
                           TOTAL                                                                                          14,075,684
                         UTILITIES-1.1%
           3,200,000   1 National Power Corp., Foreign Gov't. Guarantee, Series 144A, 9.44375%, 8/23/2011                  3,568,566
                           TOTAL CORPORATE BONDS (IDENTIFIED COST $84,308,261)                                            86,799,899
                         GOVERNMENTS/AGENCIES-57.6%
                         SOVEREIGN-57.6%
           1,700,000     Argentina, Government of, Bond, 4.889%, 8/3/2012                                                  1,394,000
           5,227,328     Argentina, Government of, Note, 8.28%, 12/31/2033                                                 4,874,483
          10,204,000     Brazil, Government of, Bond, 8.25%, 1/20/2034                                                    10,418,284
           5,752,000     Brazil, Government of, Note, 8.00%, 1/15/2018                                                     6,010,840
           6,000,000     Brazil, Government of, Note, 8.75%, 2/4/2025                                                      6,405,000
           7,310,000     Brazil, Government of, Note, 11.00%, 1/11/2012                                                    8,720,830
           3,000,000     Brazil, Government of, Unsub., 11.00%, 8/17/2040                                                  3,678,000
           5,650,000     Colombia, Government of, Bond, 8.125%, 5/21/2024                                                  5,960,750
           2,600,000     Colombia, Government of, Bond, 11.75%, 2/25/2020                                                  3,539,900
           3,250,000     El Salvador, Government of, Bond, 8.25%, 4/10/2032                                                3,428,750
           1,750,000   1 Guatemala, Government of, Note, 9.25%, 8/1/2013                                                   1,986,250
           3,200,000   1 Indonesia, Government of, 8.50%, 10/12/2035                                                       3,468,000
         108,938,900     Mexico, Government of, 8.00%, 12/7/2023                                                           8,422,764
          84,299,900     Mexico, Government of, Bond, 8.00%, 12/19/2013                                                    7,032,052
          88,451,300     Mexico, Government of, Bond, 10.00%, 12/5/2024                                                    8,177,631
           5,300,000     Peru, Government of, Bond, 8.75%, 11/21/2033                                                      5,909,500
           6,630,000     Peru, Government of, Note, 9.875%, 2/6/2015                                                       7,823,400
           4,600,000     Philippines, Government of, 9.375%, 1/18/2017                                                     5,203,750
           3,250,000     Philippines, Government of, 9.875%, 1/15/2019                                                     3,810,625
           3,500,000     Philippines, Government of, Bond, 7.75%, 1/14/2031                                                3,434,375
           3,000,000     Philippines, Government of, Bond, 9.50%, 10/21/2024                                               3,435,000
           1,580,000     Philippines, Government of, Sr. Note, 9.50%, 2/2/2030                                             1,824,900
          22,050,000     Russia, Government of, Unsub., 5.00%, 3/31/2030                                                  23,586,885
           2,600,000   1 Russia, Government of, Unsub., 11.00%, 7/24/2018                                                  3,601,000
           2,850,000     Turkey, Government of, 9.50%, 1/15/2014                                                           3,238,313
           6,610,000     Turkey, Government of, 11.00%, 1/14/2013                                                          7,973,313
           2,000,000     Turkey, Government of, Note, 7.375%, 2/5/2025                                                     1,935,000
           1,300,000     Turkey, Government of, Note, 11.50%, 1/23/2012                                                    1,571,375
           1,000,000     Turkey, Government of, Sr. Unsub., 11.875%, 1/15/2030                                             1,425,000
           2,275,000     Turkey, Government of, Sr. Unsub., 12.375%, 6/15/2009                                             2,619,094
             600,000     Ukraine, Government of, Bond, 7.65%, 6/11/2013                                                      606,660
             681,419     Ukraine, Government of, Sr. Note, 11.00%, 3/15/2007                                                 699,374
           2,000,000     Uruguay, Government of, Note, 8.00%, 11/18/2022                                                   1,980,000
           9,000,000     Venezuela, Government of, Bond, 5.75%, 2/26/2016                                                  8,041,500
           9,050,000     Venezuela, Government of, Note, 7.65%, 4/21/2025                                                  9,205,207
                           TOTAL GOVERNMENT/AGENICES (IDENTIFIED COST $182,615,106)                                      181,441,805
                         REPURCHASE AGREEMENT-12.1%
  $       37,997,000     Interest in $3,100,000,000 joint repurchase agreement 5.05%, dated 5/31/2006 under           $   37,997,000
                         which UBS Securities LLC will repurchase a U.S. Treasury security and U.S. Government
                         Agency securities with various maturities to 5/25/2036 for $3,100,434,861 on 6/1/2006.
                         The market value of the underlying securities at the end of the period was
                         $3,177,005,067. (AT COST)
                           TOTAL INVESTMENTS-97.2% (IDENTIFIED COST $304,920,367)2                                       306,238,704
                           OTHER ASSETS AND LIABILITIES--NET-2.8%                                                          8,788,228
                           TOTAL NET ASSETS--100%                                                                     $  315,026,932

1 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, all of which have been deemed liquid by criteria approved by the Fund's Board of Directors, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At May 31, 2006, these securities amounted to $77,409,545 which represents 24.6% of total net assets.
2 The cost of investments for federal tax purposes amounts to $306,121,661.
Note: The categories of investments are shown as a percentage of total net assets at May 31, 2006.

See Notes which are an integral part of the Financial Statements

STATEMENT OF ASSETS AND LIABILITIES


May 31, 2006 (unaudited)

ASSETS:
Investments in securities                                                                          $ 268,241,704
Investments in repurchase agreements                                                                  37,997,000
Total investments in securities, at value (identified cost $304,920,367)                                               $ 306,238,704
Cash denominated in foreign currencies (identified cost $32,753)                                                              34,985
Cash                                                                                                                             507
Income receivable                                                                                                          5,666,602
Receivable for investments sold                                                                                            3,152,875
  TOTAL ASSETS                                                                                                           315,093,673
LIABILITIES:
Payable for custodian fees                                                                                35,502
Payable for transfer and dividend disbursing agent fees and expenses                                       3,355
Payable for Directors'/Trustees' fees                                                                        522
Payable for auditing fees                                                                                 20,745
Payable for portfolio accounting fees                                                                      3,945
Accrued expenses                                                                                           2,672
  TOTAL LIABILITIES                                                                                                           66,741
Net assets for 17,006,237 shares outstanding                                                                           $ 315,026,932
NET ASSETS CONSIST OF:
Paid-in capital                                                                                                        $ 225,711,916
Net unrealized appreciation of investments and translation of assets and liabilities in                                    1,271,427
foreign currency
Accumulated net realized gain on investments, options and foreign currency transactions                                   31,236,709
Undistributed net investment income                                                                                       56,806,880
  TOTAL NET ASSETS                                                                                                     $ 315,026,932
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE
$315,026,932 {divide} 17,006,237 shares outstanding                                                                           $18.52

See Notes which are an integral part of the Financial Statements

STATEMENT OF OPERATIONS


Six Months Ended May 31, 2006 (unaudited)

INVESTMENT INCOME:
Interest (net of foreign taxes withheld of $21,097)                                                                $  12,542,864
EXPENSES:
Administrative personnel and services fee (Note 5)                                            $  142,597
Custodian fees                                                                                    58,828
Transfer and dividend disbursing agent fees and expenses                                           7,270
Directors'/Trustees' fees                                                                          4,291
Auditing fees                                                                                     14,756
Legal fees                                                                                         3,053
Portfolio accounting fees                                                                         16,578
Insurance premiums                                                                                 5,111
Taxes                                                                                             12,495
Miscellaneous                                                                                      1,078
  TOTAL EXPENSES                                                                                                         266,057
WAIVER AND REIMBURSEMENT (NOTE 5):
Waiver of administrative personnel and services fee                      $ (142,597   )
Reimbursement of other operating expenses                                   (25,126   )
  TOTAL WAIVER AND REIMBURSEMENT                                                                (167,723   )
Net expenses                                                                                                              98,334
Net investment income                                                                                                 12,444,530
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES
CONTRACTS:
Net realized gain on investments and foreign currency transactions                                                    10,245,943
(net of foreign taxes withheld of $29,351)
Net change in unrealized appreciation of investments and                                                                           )
translation of assets and liabilities in foreign currency                                                            (13,582,356
Net realized and unrealized loss on investments and translation of                                                    (3,336,413   )
assets and liabilities in foreign currency
Change in net assets resulting from operations                                                                     $   9,108,117

See Notes which are an integral part of the Financial Statements

STATEMENT OF CHANGES IN NET ASSETS




                                                                                             SIX MONTHS
                                                                                                  ENDED               YEAR ENDED
                                                                                            (unaudited)               11/30/2005
                                                                                              5/31/2006
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income                                                                     $  12,444,530           $   20,465,747
Net realized gain on investments, futures contracts and foreign currency                     10,245,943               10,538,431
transactions
Net change in unrealized appreciation/depreciation of investments and translation           (13,582,356   )            5,336,708
of assets and liabilities
in foreign currency
  CHANGE IN NET ASSETS RESULTING FROM OPERATIONS                                              9,108,117               36,340,886
SHARE TRANSACTIONS:
Contributions                                                                                31,439,000              298,508,368
Withdrawals                                                                                 (76,041,000   )         (131,106,041   )
  CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS                                    (44,602,000   )          167,402,327
Change in net assets                                                                        (35,493,883   )          203,743,213
NET ASSETS:
Beginning of period                                                                         350,520,815              146,777,602
End of period (including undistributed net investment income of $56,806,880 and           $ 315,026,932           $  350,520,815
$44,362,350, respectively)

See Notes which are an integral part of the Financial Statements

NOTES TO FINANCIAL STATEMENTS


May 31, 2006 (unaudited)

1. ORGANIZATION
Emerging Markets Fixed Income Core Fund (the "Fund") is a non-diversified portfolio of Federated Core Trust II, L.P. (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "Act"). The Trust is a limited partnership that was established under the laws of the State of Delaware on November 13, 2000 and offered only to registered investment companies and other accredited investors. The Trust consists of three portfolios. The financial statements included herein are only those of the Fund. The Fund's primary investment objective is to achieve a total return on its assets. Its secondary investment objective is to achieve a high level of income. The Fund pursues these objectives by investing primarily in emerging market fixed income securities.

2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.


INVESTMENT VALUATION
The Fund generally values fixed income and short term securities according to prices furnished by an independent pricing service, except that securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost, which approximates fair market value. Prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Directors (the "Directors").


REPURCHASE AGREEMENTS
It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.


INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS
Interest income and expenses are accrued daily. All net income and gain/loss (realized and unrealized) will be allocated daily to the shareholders based on their capital contributions to the Fund. The Fund does not currently intend to declare and pay distributions.


PREMIUM AND DISCOUNT AMORTIZATION
All premiums and discounts on fixed income securities are amortized/accreted for financial statement purposes.


FEDERAL TAXES
As a partnership, the Fund is not subject to U.S. federal income tax. Instead, each investor reports separately on its own federal income tax return its allocated portion of the Fund's income, gains, losses, deductions and credits (including foreign tax credits for creditable foreign taxes imposed on the Fund).


WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS
The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.


FUTURES CONTRACTS
The Fund purchases and sells bond interest rate futures contracts to manage cash flows, enhance yield, and to potentially reduce transactions costs. Upon entering into a bond interest rate futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. For the six months ended May 31, 2006, the Fund had no realized gains on futures contracts.

Futures contracts outstanding at period end, if any, are listed after the Fund's portfolio of investments.

FOREIGN EXCHANGE CONTRACTS
The Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

At May 31, 2006, the Fund had no outstanding foreign currency commitments.


FOREIGN CURRENCY TRANSLATION
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.


RESTRICTED SECURITIES
Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under general supervision of the Directors.


USE OF ESTIMATES
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.


OTHER
Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. CONTRIBUTIONS/WITHDRAWALS
Transactions in shares were as follows:

                                                            SIX MONTHS ENDED 5/31/2006         YEAR ENDED
                                                                                               11/30/2005
Proceeds from contributions                                                  1,640,926         17,702,635
Fair value of withdrawals                                                   (4,020,104   )     (7,541,829   )
  TOTAL CHANGE RESULTING FROM CONTRIBUTIONS/WITHDRAWALS                     (2,379,178   )     10,160,806

4. FEDERAL TAX INFORMATION

At May 31, 2006, the cost of investments for federal tax purposes was $306,121,661. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from changes in foreign currency exchange rates was $117,043. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $4,814,138 and net unrealized depreciation from investments for those securities having an excess of cost over value of $4,697,095.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER FEE
Federated Investment Counseling is the Fund's investment adviser (the "Adviser"), subject to the oversight of the Directors. The Adviser provides investment adviser services at no fee. The Adviser may voluntarily choose to reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary reimbursement at any time at its sole discretion.


ADMINISTRATIVE FEE
Federated Administrative Services, Inc. (FASI), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FASI is based on the average aggregate daily net assets of the Trust as specified below:

                                AVERAGE AGGREGATE DAILY NET ASSETS
 MAXIMUM ADMINISTRATIVE FEE     OF THE TRUST
 0.150%                         on the first $5 billion
 0.125%                         on the next $5 billion
 0.100%                         on the next $10 billion
 0.075%                         on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio. FASI may voluntarily choose to waive any portion of its fee. FASI can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended May 31, 2006, FASI voluntarily waived its entire fee. For the six months ended May 31, 2006, the net fee paid to FASI was $0.


GENERAL
Certain of the Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations for the six months ended May 31, 2006, were as follows:

 Purchases       $  83,360,949
 Sales           $ 143,437,243

7. CONCENTRATION OF CREDIT RISK
Compared to diversified mutual funds, the Fund may invest a higher percentage of its assets among fewer issuers of portfolio securities. This increases the Fund's risk by magnifying the impact (positively or negatively) that any one issuer has on the Fund's share price and performance. The Fund invests in securities of non-U.S. issuers. The political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.


8. LEGAL PROCEEDINGS
Beginning in October, 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

EVALUATION AND APPROVAL OF ADVISORY CONTRACT


The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2006. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. The Fund is distinctive in that it is designed for the efficient management of a particular asset class and is made available for investment only to other Federated funds and a limited number of other accredited investors. In addition, the Adviser does not charge an investment advisory fee for its services although it or its affiliates may receive compensation for managing assets invested in the Fund.

Prior to the meeting, the Adviser had recommended that the Federated Funds appoint a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated Fund. The Senior Officer appointed by the Funds has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below, which the Board considered, along with other information, in deciding to approve the advisory contract.

As previously noted, the Adviser does not charge an investment advisory fee for its services; however, the Board did consider compensation and benefits received by the Adviser, including fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades. The Board is also familiar with judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for like services and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these considerations and was guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board has received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance, and comments on the reasons for performance; the Fund's investment objectives; the Fund's overall expense structure; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. Because the Adviser does not charge an investment advisory fee for its services, these reports generally cover fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive non-advisory fees and/or reimburse other expenses and have indicated to the Board their intention to do so in the future, where appropriate.

The Board also reviewed profitability information for Federated and other publicly held fund management companies, provided by the Senior Officer, who noted the limited availability of such information, and concluded that Federated's profit margins did not appear to be excessive.

The Senior Officer also made recommendations relating to the organization and availability of data and verification of processes for purposes of implementing future evaluations which the Adviser has agreed to implement.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were relevant to every Federated fund, nor did the Board consider any one of them to be determinative. In particular, due to the unusual nature of the Fund as primarily an internal product with no advisory fee, the Board does not consider the assessment of whether economies of scale would be realized if the Fund were to grow to some sufficient size to be relevant. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES


A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from the EDGAR database on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE


The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.).

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Cusip 31409R102

31868 (7/06)

Item 2.     Code of Ethics

            Not Applicable

Item 3.     Audit Committee Financial Expert

            Not Applicable

Item 4.     Principal Accountant Fees and Services

            Not Applicable

Item 5.     Audit Committee of Listed Registrants

            Not Applicable

Item 6.     Schedule of Investments

            Not Applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

            Not Applicable

Item 8.     Portfolio Managers of Closed-End Management Investment
            Companies

            Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

            Not Applicable

Item 10.    Submission of Matters to a Vote of Security Holders

            Not Applicable

Item 11.    Controls and Procedures

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.    Exhibits













SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated Core Trust II, L.P.

By          /S/ Richard A. Novak
            Richard A. Novak, Principal Financial Officer
                            (insert name and title)

Date        July 25, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By          /S/ J. Christopher Donahue
            J. Christopher Donahue, Principal Executive Officer


Date        July 25, 2006


By          /S/ Richard A. Novak
            Richard A. Novak, Principal Financial Officer


Date        July 25, 2006